Leases (Capital Leases) (Details) (USD $) In Millions	Jun. 29, 2011	Jun. 30, 2010
Capital lease accumulated amortization	$ 14.6	$ 12.5
Building [Member]
Capital lease asset value	$ 39.8	$ 40.6